Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Credit provided to eligible customers	$ 1
Due from related party			125	255
Computer Software [Member]
Estimated useful life	4 years
Machinery and Equipment [Member]
Estimated useful lives	5 years
Computer Equipment [Member]
Estimated useful lives	3 years
Office Furniture and Equipment [Member]
Estimated useful lives	5 years
Leasehold Improvements [Member]
Estimated useful lives	5 years
Vendor Tooling [Member]
Estimated useful lives	3 years
Demostration Equipment [Member]
Estimated useful lives	3 years
Field Equipment [Member]
Estimated useful lives	3 years
Philips Medical Systems [Member]
Due from related party	$ 0		$ 125	$ 255
Philips [Member] | Revenues [Member]
Concentration percentage	13.00%	75.00%	71.00%	94.00%
Philips [Member] | Accounts Receivable [Member]
Concentration percentage	0.00%		78.00%	96.00%